EQUITY - Changes in Outstanding Shares (Details) - EUR (€) € in Thousands						12 Months Ended
	Jul. 17, 2023	Mar. 15, 2023	Dec. 02, 2022	May 25, 2022	Mar. 16, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Gains/(Losses) on remeasurement of defined benefit plans						€ 221	€ 1,605	€ (463)
Total
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)						245,297,411	247,188,318
Balance at December 31, (in shares)						243,750,962	245,297,411	247,188,318
Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)						181,953,498	183,843,396
Shares assigned (repurchased) and other changes (in shares)						(1,630,171)	(1,966,816)
Balance at December 31, (in shares)						180,418,090	181,953,498	183,843,396
Special Voting Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)						63,343,913	63,344,922
Shares assigned (repurchased) and other changes (in shares)						(11,041)	(1,009)
Balance at December 31, (in shares)						63,332,872	63,343,913	63,344,922
PSU and RSU Awards Under Equity Incentive Plan | Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)						94,763	76,918
Share Repurchase Program | Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Consideration paid to repurchase shares						€ 460,629	€ 384,869
2017 Equity Incentive Plan | Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)	49,129	80,305	11,218	6,643	122,125
2017 Equity Incentive Plan | Common Shares | Group Of Employees, Sell To Cover
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)		(34,671)	(3,366)	(3,185)	(56,517)
Consideration paid to repurchase shares		€ 8,448	€ 726	€ 562	€ 10,365